COMMITMENTS AND CONTINGENT LIABILITIES (Claims and Demands and Guarantees) (Details) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 31, 2007 Threatened Litigation [Member] USD ($)	Apr. 30, 2000 Threatened Litigation [Member] USD ($)	Dec. 31, 2014 Claim by Israeli Tax Authorities [Member] USD ($)	Dec. 31, 2013 Claim by Israeli Tax Authorities [Member] USD ($)	Dec. 31, 2012 Claim by Israeli Tax Authorities [Member] USD ($)	Apr. 30, 2000 Claim by Israeli Tax Authorities [Member] ILS	Dec. 31, 2014 Claims Related to Discontinued Operations [Member] USD ($)	Dec. 31, 2014 Patent Infringement Case [Member] USD ($)
Claims and demands:
Maximum loss due to litigation					$ 153			$ 1,607	6,000	$ 282
Amount of final assessment						1,430
Income taxes paid	16	274	1,210				240	1,190
Litigation loss				(62)
Interest rate on litigation demand				1.00%
Cost of revenues, expenses with respect to Asentinel royalties											38
Guarantees:
Bank guarantee	$ 66